Accounts and Other Receivables - Schedule of ECLs and Credit Risk Exposures for Accounts and Other Receivables (Details) ₩ in Millions, $ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Loss allowance | Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ (619)		₩ (550)	₩ (626)	₩ (319)
Loss allowance | Accounts receivable | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.90%	0.90%	0.40%
Financial assets at amortised cost	₩ (510)		₩ (351)
Loss allowance | Accounts receivable | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Expected loss rate	6.70%	6.70%	22.50%
Financial assets at amortised cost	₩ (15)		₩ (48)
Loss allowance | Accounts receivable | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Expected loss rate	87.70%	87.70%	87.00%
Financial assets at amortised cost	₩ (36)		₩ (11)
Loss allowance | Accounts receivable | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	99.80%	99.80%	100.00%
Financial assets at amortised cost	₩ (40)		₩ (5)
Loss allowance | Accounts receivable | More than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Financial assets at amortised cost	₩ (18)		₩ (135)
Loss allowance | Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ 0		₩ (5)	₩ (5)	₩ (5)
Loss allowance | Other receivables | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost	₩ 0		₩ 0
Loss allowance | Other receivables | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Financial assets at amortised cost		$ 0	₩ 0
Loss allowance | Other receivables | More than 1 year
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Financial assets at amortised cost		$ 0	₩ (5)
Acquisition price | Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ 56,937		81,702
Acquisition price | Accounts receivable | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	56,617		81,335
Acquisition price | Accounts receivable | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	221		214
Acquisition price | Accounts receivable | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	41		13
Acquisition price | Accounts receivable | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	40		5
Acquisition price | Accounts receivable | More than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	18		135
Acquisition price | Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	2,904		1,577
Acquisition price | Other receivables | Not due or overdue less than 90 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	2,901		1,566
Acquisition price | Other receivables | More than 90 days ~ Less than 180 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	3		6
Acquisition price | Other receivables | More than 180 days ~ Less than 270 days
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	0		0
Acquisition price | Other receivables | More than 270 days ~ Less than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	0		0
Acquisition price | Other receivables | More than 1 year
Trade And Other Receivables [Line Items]
Financial assets at amortised cost	₩ 0		₩ 5